Operating Leases	12 Months Ended
Mar. 31, 2016
Leases, Operating [Abstract]
Operating Leases Of Lessor Disclosure Text Block

5. Leases

The Company had a new capital lease in fiscal 2016 and no capital leases as of March 31, 2015. The new capital lease is a building lease that bears an interest rate of 5.2%. The cost is $5.3 million and the accumulated amortization is $0.1 million.

Leased assets under capital leases consist of the following:

	2016	2015
Land	-	-
Buildings	5,313	-
Equipment	-	-
	5,313	-
Less accumulated amortization	89	-
	5,224	-

The Company has operating leases expiring at various dates through 2030. Operating leases generally provide for early purchase options one year prior to expiration.

The following is a schedule, by year, of minimum operating and capital lease payments due as of March 31, 2016 (in thousands):

Years ending March 31:	Operating	Capital
2017	$43,392	$507
2018	38,649	507
2019	33,746	507
2020	28,784	507
2021	22,379	507
2022-2030	28,918	4,943
Total minimum payment required	$195,868	$7,478
Less interest		2,247
Present value of minimum lease payments		5,231
Amount due within one year		243
Long-term capital lease obligation		$4,988

Lease expense in fiscal 2016, 2015 and 2014 was $51.4 million, $49.6 million and $43.9 million, respectively.